SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - Long term incentive plan - shares	12 Months Ended				48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	5,903,440	8,179,538	8,451,788	1,035,000	23,569,766
Issued (in shares)					(1,298,249)
Forfeited / Unvested (in shares)					(4,760,616)
Reserved (in shares)	17,510,901				17,510,901
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,681,570	2,363,455	1,337,888	0	5,382,913
Issued (in shares)					0
Forfeited / Unvested (in shares)					0
Reserved (in shares)	5,382,913				5,382,913
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,221,870	5,816,083	6,301,400	105,000	16,444,353
Issued (in shares)					(1,261,595)
Forfeited / Unvested (in shares)					(3,708,270)
Reserved (in shares)	11,474,488				11,474,488
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	812,500	930,000	1,742,500
Issued (in shares)					(36,654)
Forfeited / Unvested (in shares)					(1,052,346)
Reserved (in shares)	653,500				653,500